Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2010
Income Tax Disclosure [Abstract]
Charge related to tax consequences	$ 16	$ 22					$ 22
Income tax settlement with IRS					10
Additional income tax (expense) benefit after-tax		17		17		(3)
Additional state income tax expense						2		6
Federal and state net operating losses, years						20 years
Federal and state net operating losses, expiration period						2029 to 2032
Reversal of valuation allowance								8
Adjustment to accrued interest on uncertain tax positions			15
Reversal of accrued state interest receivable									6
Other adjustments to income tax benefit								2
Reduction to tax expenses			4
Unrecognized tax benefits that would impact effective tax rate					36
Interest and penalties related to uncertain tax positions after-tax					14	14		1
Interest and penalties related to uncertain tax positions pre-tax					23	23		2
Accrued interest payable			12			4		12
Accrued interest receivable					10
Adjustments relating to unresolved tax matters								1
Other taxes for continuing operations					$ 426	$ 445		$ 427